[LETTERHEAD OF PAUL HASTINGS LLP]

1(212) 318-6097

billbelitsky@paulhastings.com

October 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Eaton Vance Unit Trust – Series 1 (the “Trust”)

(File No. 333-207018)

Ladies and Gentlemen:

On behalf of Eaton Vance Distributors, Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (“Pre-Effective Amendment No. 1”) which has been blacklined to reflect changes from the Registration Statement on Form S-6 (“Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on September 18, 2015 (accession number 0001193125-15-323287).

The Staff of the Commission provided comments in a letter dated October 15, 2015 with respect to the Registration Statement. Pre-Effective Amendment No. 1 incorporates revisions which address certain of the Staff’s comments, and a letter responding to the Staff’s comments has been filed with the Commission via EDGAR today as a separate correspondence filing. It is currently anticipated that a pricing amendment of the Registration Statement, which the Depositor will request the Commission to declare effective, will be filed on Monday, November 9, 2015.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ BILL BELITSKY

Bill Belitsky

for PAUL HASTINGS LLP